Transactions with Related Parties (Table)	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties
Schedule of Aggregate loan transactions
	2021	2020

Balance, beginning of year	$16,774,535	$9,127,542
Loans - new Directors	0	9,769,951
New loans to existing Principal Officers/Directors	1,902,000	3,330,226
Repayment	(2,604,104)	(5,453,184)
Balance, end of year	$16,072,431	$16,774,535